Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Other In Consolidated Statement Of Cash Flow [Abstract]
Non-cash employee benefit charges	$ 40	$ 47	$ 76	$ 88
Net (gains) losses on foreign exchange and derivative financial instruments	(12)	63	(17)	89
Other	(17)	41	(1)	34
Total	$ 11	$ 151	$ 58	$ 211